Summary of Significant Accounting Policies - Changes in Balances of Component of Accumulated Other Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Beginning balance	$ (1,403)	$ 131
Other comprehensive loss	(648)	(1,534)	$ 131
Ending balance	$ (2,051)	$ (1,403)	$ 131